Income Taxes - Domestic and Foreign Components of Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income before income taxes, Domestic	$ 1,362	$ 1,697	$ 1,193
Income before income taxes, Foreign	1,762	1,643	1,601
Income before income taxes	$ 3,124	$ 3,340	$ 2,794